VESSELS AND EQUIPMENT, NET VESSELS & EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2015	1,311,544	(122,346)	1,189,198
Depreciation	—	(26,018)
Purchase of vessels and equipment	131	—
Disposal of vessels and equipment	(2,428)	—
Impairment loss	(36,311)	18,099
Transferred to assets held for sale	(170,775)	—
Transfers from Newbuildings	277,131	—
Balance at June 30, 2016	1,379,292	(130,265)	1,249,027